Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Class of Warrant or Right [Line Items]
Schedule of Fair Value on Recurring Basis

		As of December 31,
Description	Level	2025	2024
Assets:
Bifurcated embedded derivative asset – related party	3	$9,000	$63,000
Definite-lived intangibles	3	8,027,391	3,883,853
Goodwill	3	21,991,721	18,972,475
Liabilities:
Warrant liabilities – public	1	-	2,300
GEM warrant liabilities	3	378	15,000
Earnout liability (Note 4)	3	990,673	-
Yorkville convertible note	3	1,200,501	-
Agile term notes	3	1,728,487	3,143,000
1800 Diagonal convertible notes	3	746,987	432,000
Private Placement Convertible Notes	3	1,856,000	-
Private Placement Warrants	3	295,603	-
Boot Capital note	3	115,836	-

Summary of Changes in Fair Value of Yorkville Convertible Note

Yorkville Convertible Note
Balance at December 31, 2024	$—
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Payment in shares to settle Yorkville convertible notes	—
Repayment in cash of Yorkville convertible notes	(4,514,664)
Conversions	—
Change in fair value	321,165
Balance at December 31, 2025	$1,200,501

Summary of Ranges of Inputs in Fair Value of the Private Placement Warrant Liability
Key Inputs	December 31, 2025

Stock price	$0.97
Contractual term (years)	2.50 - 4.77
Risk-free rate	3.5% - 3.7%
Volatility(1)	125%
Exercise Price	$2.50-$4.36
Dividend yield	0.00%

Summary of Changes in Fair Value of Private Placement Warrant Liability

Private Placement Warrants
Balance at December 31, 2024	$-
Loss on issuance – June Warrant	361,000
Loss on issuance – August Warrant	356,000
Loss on issuance – October Warrant	807,509
Change in fair value	(1,228,906)
Balance at December 31, 2025	$295,603

Cp Bf Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Schedule of Derivate Assets
Fair Value
Balance at December 31, 2024	$63,000
Change in fair value	(54,000)
Balance at December 31, 2025	$9,000

Public Warrants [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
Public Warrants
Balance at December 31, 2024	$2,300
Change in fair value	(2,300)
Balance at December 31, 2025	$—

Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
GEM Warrants
Balance at December 31, 2024	$15,000
Change in fair value	(14,622)
Balance at December 31, 2025	$378